UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/99
Check here if Amendment []; Amendment Number: 2
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 28, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 69
Form 13F Information Table Value Total: 287,277
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00754X105     9486 286900.000SH      SOLE                        286900.000
AMR Corp.                      COM              001765106     1032 15400.000SH       SOLE                         15400.000
Air Express Int'l              COM              009104100     2575 79691.000SH       SOLE                         79691.000
Alaska Air Lines               COM              011659109     2497 71100.000SH       SOLE                         71100.000
Allegheny Technologies Inc.    COM                             470 20925.000SH       SOLE                         20925.000
American International Group   COM              026874107      235 2178.000 SH       SOLE                          2178.000
American Woodmark Corp         COM              030506109     5393 222408.957SH      SOLE                        222408.957
Applied Materials              COM              038222105    26814 211654.000SH      SOLE                        211654.000
Ark Best Corp.                 COM              040790107     5231 435900.000SH      SOLE                        435900.000
Atmel Corp                     COM              049513104     7615 257600.000SH      SOLE                        257600.000
BE Aerospace Inc               COM              073302101     3915 464040.000SH      SOLE                        464040.000
Beazer Homes USA Inc.          COM              07556Q105      999 51900.000SH       SOLE                         51900.000
Bristol Myers Squibb           COM              110122108      876 13650.000SH       SOLE                         13650.000
Calpine Corp.                  COM              131347106    17370 271406.000SH      SOLE                        271406.000
Chase Manhattan Crp            COM              16161A108     2837 36516.000SH       SOLE                         36516.000
Citigroup Inc.                 COM              173034109    13479 242049.554SH      SOLE                        242049.554
Commercial Intertech           COM              201709102     2926 229510.000SH      SOLE                        229510.000
Computer Assoc Int'l           COM              204912109    10832 154882.000SH      SOLE                        154882.000
Conseco Inc.                   COM              208464107    12737 715087.321SH      SOLE                        715087.321
Crossman Communities           COM              22764E109     4242 273650.000SH      SOLE                        273650.000
D&K Healthcare                 COM              232861104      268 18300.000SH       SOLE                         18300.000
Dana Corp                      COM              235811106      245 8200.000 SH       SOLE                          8200.000
Eclipse Surgical               COM              278849104      590 80000.000SH       SOLE                         80000.000
Edwards, A. G.                 COM              281760108     1772 55261.000SH       SOLE                         55261.000
Fannie Mae                     COM              313586109     8154 130592.000SH      SOLE                        130592.000
Fidelity Nat'l Fin'l           COM              316326107     5960 414614.000SH      SOLE                        414614.000
Ford                           COM              345370100     9774 183330.894SH      SOLE                        183330.894
Frontier Insurance             COM              359081106      508 147898.000SH      SOLE                        147898.000
General Electric               COM              369604103      498 3220.000 SH       SOLE                          3220.000
Global Marine Inc New          COM              379352404      479 28791.000SH       SOLE                         28791.000
Graco Inc.                     COM              384109104     5152 143610.000SH      SOLE                        143610.000
Griffon Corp.                  COM              398433102      386 49400.000SH       SOLE                         49400.000
Idex Corp                      COM              45167R104     2681 88250.000SH       SOLE                         88250.000
Intel Corp                     COM              458140100     7692 93450.000SH       SOLE                         93450.000
International Business Machine COM              459200101      726 6732.000 SH       SOLE                          6732.000
Iomega Corp.                   COM              462030107       34 10000.000SH       SOLE                         10000.000
JLG Industries Inc.            COM              466210101     4947 310400.000SH      SOLE                        310400.000
Mastec Inc.                    COM              576323109     2899 65150.000SH       SOLE                         65150.000
Mellon Financial Corp.         COM              585509102     9724 285462.292SH      SOLE                        285462.292
Merck & Company                COM              589331107      776 11546.000SH       SOLE                         11546.000
Merrill Lynch                  COM              590188108    13298 159610.000SH      SOLE                        159610.000
Monaco Coach                   COM              60886R103     1272 49750.000SH       SOLE                         49750.000
Morgan Stanley Dean Witter Dis COM              617446448    13588 95190.000SH       SOLE                         95190.000
NVR Inc.                       COM              62944T105     2559 53600.000SH       SOLE                         53600.000
National City Corp.            COM              635405103      655 27636.000SH       SOLE                         27636.000
National RV Holdings           COM              637277104     9448 490800.000SH      SOLE                        490800.000
Omni Energy Services           COM              68210T109      210 186400.000SH      SOLE                        186400.000
Orthodontic Centers AM         COM              68750P103     1330 111400.000SH      SOLE                        111400.000
Owens Corning Co               COM              69073F103     2587 133935.843SH      SOLE                        133935.843
Philip Morris                  COM              718154107     1055 45880.000SH       SOLE                         45880.000
Piercing Pagoda Inc            COM              720773100      151 10000.000SH       SOLE                         10000.000
RTI International Metals Inc.  COM              74961H203     2002 266955.000SH      SOLE                        266955.000
Reliance Group Holdings        COM              759464100     1653 249500.000SH      SOLE                        249500.000
Rush Enterprises Inc.          COM              781846100      290 20000.000SH       SOLE                         20000.000
SCIOS Inc                      COM              808905103      586 140000.000SH      SOLE                        140000.000
Salton                         COM              795757103     4462 133440.000SH      SOLE                        133440.000
Southdown Inc.                 COM              841297104     4610 89300.000SH       SOLE                         89300.000
Southwest SEC Inc.             COM              845224104    10263 378377.879SH      SOLE                        378377.879
Stanley Furniture              COM              854305208     9403 511710.000SH      SOLE                        511710.000
Superior Industries            COM              868168105     3808 142029.000SH      SOLE                        142029.000
Texas Industries Inc.          COM              882491103     5275 123924.164SH      SOLE                        123924.164
USG Corporation New            COM              903293405      776 16468.000SH       SOLE                         16468.000
Washington Mutual Inc.         COM              939322103     1184 45742.000SH       SOLE                         45742.000
Winnebago Inds. Inc.           COM              974637100      857 42700.000SH       SOLE                         42700.000
Federated Income TR            MUT              314199100      105 10650.000SH       SOLE                         10650.000
Marsico Growth & Income        MUT              573012200      256 11703.695SH       SOLE                         11703.695
N & B Partners Neuberger       MUT              641224407      341 14225.477SH       SOLE                         14225.477
PIMCO Total Return Administrat MUT              693390726      191 19275.741SH       SOLE                         19275.741
Vanguard Windsor Fund II       MUT              922018205      236 9441.858 SH       SOLE                          9441.858
			69 DATA RECORDS                     287276